LVIP Delaware High Yield Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–87.51%
Advertising–1.29%
Clear Channel Outdoor Holdings
7.50% 6/1/29	590,000	$ 613,600
7.75% 4/15/28	520,000	547,300
Terrier Media Buyer 8.88% 12/15/27	1,290,000	1,364,020
		2,524,920
Aerospace & Defense–1.30%
Bombardier 7.50% 3/15/25	615,000	628,050
Spirit AeroSystems 5.50% 1/15/25	925,000	978,187
TransDigm 6.25% 3/15/26	909,000	947,633
		2,553,870
Airlines–1.64%
Air Canada 3.88% 8/15/26	625,000	630,656
Delta Air Lines 7.38% 1/15/26	459,000	540,767
United Airlines Holdings 4.88% 1/15/25	1,985,000	2,034,625
		3,206,048
Apparel–0.48%
Levi Strauss & Co. 3.50% 3/1/31	922,000	931,220
		931,220
Auto Manufacturers–2.75%
Allison Transmission 5.88% 6/1/29	785,000	854,119
Ford Motor
8.50% 4/21/23	680,000	747,959
9.00% 4/22/25	210,000	252,531
Ford Motor Credit
3.38% 11/13/25	505,000	518,888
4.13% 8/17/27	560,000	593,880
4.54% 8/1/26	510,000	549,948
5.58% 3/18/24	460,000	494,427
μGeneral Motors Financial 5.70% 3/31/36	340,000	391,425
Jaguar Land Rover Automobiles
4.50% 10/1/27	295,000	286,150
5.88% 1/15/28	690,000	692,622
		5,381,949
Banks–4.05%
μBarclays 6.13% 12/15/25	915,000	1,012,795
μCredit Suisse Group 4.50% 9/3/30	930,000	911,400
μDeutsche Bank 6.00% 10/30/25	1,400,000	1,473,500
Popular 6.13% 9/14/23	1,476,000	1,584,855
μSVB Financial Group 4.10% 9/2/27	1,425,000	1,464,615
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μUBS Group 4.38% 2/10/31	1,475,000	$ 1,490,045
		7,937,210
Chemicals–3.11%
Chemours
4.63% 11/15/29	510,000	497,964
5.75% 11/15/28	1,445,000	1,513,204
INEOS Quattro Finance 3.38% 1/15/26	995,000	1,004,950
LSF11 A5 HoldCo 6.63% 10/15/29	475,000	475,000
NOVA Chemicals 4.25% 5/15/29	1,000,000	1,000,000
Venator Finance 5.75% 7/15/25	680,000	642,600
WR Grace Holdings 5.63% 8/15/29	935,000	963,059
		6,096,777
Commercial Services–4.70%
ADT Security 4.13% 8/1/29	970,000	964,074
Gartner 4.50% 7/1/28	765,000	803,250
Jaguar Holding 5.00% 6/15/28	493,000	530,636
Nielsen Finance
4.50% 7/15/29	250,000	244,450
4.75% 7/15/31	1,340,000	1,303,498
Prime Security Services Borrower
5.75% 4/15/26	540,000	584,150
6.25% 1/15/28	1,880,000	1,943,506
Rent-A-Center 6.38% 2/15/29	900,000	970,875
Sotheby's/Bidfair Holdings 5.88% 6/1/29	925,000	951,594
United Rentals North America 3.88% 2/15/31	880,000	902,000
		9,198,033
Diversified Financial Services–3.34%
μAerCap Holdings 5.88% 10/10/79	1,180,000	1,231,318
μAir Lease 4.65% 6/15/26	905,000	946,857
Ally Financial
μ4.70% 10/15/27	955,000	994,012
8.00% 11/1/31	770,000	1,110,593
Midcap Financial Issuer Trust 6.50% 5/1/28	1,430,000	1,493,735
VistaJet Malta 10.50% 6/1/24	705,000	765,806
		6,542,321
Electric–1.36%
Calpine
4.63% 2/1/29	170,000	167,450
5.00% 2/1/31	1,005,000	1,005,000
PG&E 5.25% 7/1/30	490,000	501,638
LVIP Delaware High Yield Fund–1

LVIP Delaware High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Vistra Operations 4.38% 5/1/29	985,000	$ 991,038
		2,665,126
Electrical Components & Equipment–0.38%
Energizer Holdings 4.38% 3/31/29	755,000	749,296
		749,296
Electronics–0.54%
Sensata Technologies 4.00% 4/15/29	1,030,000	1,048,488
		1,048,488
Engineering & Construction–0.95%
Artera Services 9.03% 12/4/25	1,715,000	1,860,775
		1,860,775
Entertainment–1.56%
Caesars Entertainment
6.25% 7/1/25	575,000	605,335
8.13% 7/1/27	470,000	528,386
Scientific Games International
7.25% 11/15/29	455,000	511,255
8.25% 3/15/26	778,000	825,652
Six Flags Entertainment 4.88% 7/31/24	575,000	580,391
		3,051,019
Environmental Control–0.48%
Madison IAQ 5.88% 6/30/29	935,000	942,012
		942,012
Food–1.20%
JBS USA Finance
5.50% 1/15/30	525,000	583,916
6.50% 4/15/29	720,000	804,600
Kraft Heinz Foods 5.20% 7/15/45	765,000	958,196
		2,346,712
Forest Products & Paper–0.30%
Sylvamo 7.00% 9/1/29	565,000	578,063
		578,063
Health Care Products–1.15%
Mozart Debt Merger
3.88% 4/1/29	795,000	795,000
5.25% 10/1/29	355,000	355,000
Ortho-Clinical Diagnostics
7.25% 2/1/28	462,000	494,398
7.38% 6/1/25	572,000	603,460
		2,247,858
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services–4.29%
Community Health Systems
4.75% 2/15/31	955,000	$ 960,969
8.00% 3/15/26	480,000	509,028
DaVita 4.63% 6/1/30	815,000	838,318
Encompass Health 4.75% 2/1/30	659,000	693,103
Hadrian Merger Sub 8.50% 5/1/26	920,000	953,350
HCA
5.38% 2/1/25	585,000	653,737
5.88% 2/1/29	513,000	616,466
7.58% 9/15/25	580,000	698,175
ModivCare Escrow Issuer 5.00% 10/1/29	375,000	388,706
Surgery Center Holdings 10.00% 4/15/27	490,000	529,200
Tenet Healthcare
6.13% 10/1/28	505,000	530,490
6.75% 6/15/23	510,000	549,780
6.88% 11/15/31	426,000	488,835
		8,410,157
Holding Companies-Diversified–0.17%
Stena International 6.13% 2/1/25	330,000	341,402
		341,402
Home Builders–0.64%
M/I Homes 4.95% 2/1/28	1,193,000	1,248,176
		1,248,176
Insurance–1.58%
AmWINS Group 4.88% 6/30/29	1,260,000	1,277,703
GTCR AP Finance 8.00% 5/15/27	368,000	388,240
USIS 6.88% 5/1/25	1,400,000	1,424,808
		3,090,751
Internet–0.49%
Go Daddy Operating Company 3.50% 3/1/29	960,000	951,600
		951,600
Investment Company Security–0.32%
Hightower Holding 6.75% 4/15/29	610,000	625,250
		625,250
Iron & Steel–0.54%
Allegheny Technologies
4.88% 10/1/29	105,000	105,394
5.13% 10/1/31	105,000	105,809

LVIP Delaware High Yield Fund–2

LVIP Delaware High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel (continued)
Allegheny Technologies (continued)
5.88% 12/1/27	805,000	$ 851,287
		1,062,490
Leisure Time–3.23%
Carnival
4.00% 8/1/28	690,000	696,900
5.75% 3/1/27	2,355,000	2,434,481
7.63% 3/1/26	720,000	768,600
Royal Caribbean Cruises 5.50% 4/1/28	2,375,000	2,429,172
		6,329,153
Lodging–1.22%
Boyd Gaming 4.75% 12/1/27	965,000	994,616
MGM Resorts International 4.75% 10/15/28	1,320,000	1,390,950
		2,385,566
Machinery Construction & Mining–0.57%
Terex 5.00% 5/15/29	1,085,000	1,124,331
		1,124,331
Machinery Diversified–0.69%
Granite US Holdings 11.00% 10/1/27	430,000	470,850
TK Elevator Holdco 7.63% 7/15/28	386,000	412,538
Welbilt 9.50% 2/15/24	464,000	476,899
		1,360,287
Media–6.33%
AMC Networks 4.25% 2/15/29	1,245,000	1,238,775
Beasley Mezzanine Holdings 8.63% 2/1/26	955,000	974,100
CCO Holdings
4.50% 8/15/30	1,215,000	1,253,540
4.50% 5/1/32	230,000	236,900
5.38% 6/1/29	765,000	826,200
CSC Holdings
4.63% 12/1/30	945,000	895,836
5.00% 11/15/31	895,000	857,813
5.75% 1/15/30	1,450,000	1,474,251
Cumulus Media New Holdings 6.75% 7/1/26	854,000	883,890
Gray Television 7.00% 5/15/27	900,000	965,250
LCPR Senior Secured Financing DAC 6.75% 10/15/27	580,000	614,800
Nexstar Media 4.75% 11/1/28	680,000	705,405
Sirius XM Radio 4.00% 7/15/28	1,440,000	1,464,300
		12,391,060
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Metal Fabricate & Hardware–0.79%
Roller Bearing of America 4.38% 10/15/29	1,505,000	$ 1,542,625
		1,542,625
Mining–3.69%
Eldorado Gold 6.25% 9/1/29	935,000	926,716
First Quantum Minerals
6.88% 10/15/27	680,000	719,100
7.25% 4/1/23	865,000	880,137
7.50% 4/1/25	745,000	764,243
Freeport-McMoRan 5.45% 3/15/43	1,163,000	1,431,944
Hudbay Minerals 6.13% 4/1/29	425,000	445,122
New Gold 7.50% 7/15/27	915,000	941,425
Novelis
3.25% 11/15/26	195,000	197,765
3.88% 8/15/31	195,000	192,865
4.75% 1/30/30	255,000	268,439
Vedanta Resources Finance II 8.95% 3/11/25	455,000	454,431
		7,222,187
Oil & Gas–6.53%
Ascent Resources Utica Holdings
5.88% 6/30/29	1,015,000	1,037,051
7.00% 11/1/26	475,000	491,022
Callon Petroleum 6.13% 10/1/24	685,000	673,170
CNX Resources
6.00% 1/15/29	1,420,000	1,501,650
7.25% 3/14/27	455,000	484,438
Murphy Oil 6.38% 7/15/28	1,640,000	1,734,300
Occidental Petroleum
3.50% 8/15/29	1,000,000	1,017,120
6.13% 1/1/31	975,000	1,170,463
6.45% 9/15/36	455,000	572,447
6.60% 3/15/46	390,000	489,452
6.63% 9/1/30	670,000	825,775
PDC Energy 5.75% 5/15/26	1,167,000	1,215,139
Southwestern Energy
5.38% 3/15/30	560,000	604,366
7.75% 10/1/27	908,000	980,912
		12,797,305
Oil & Gas Services–0.98%
TechnipFMC 6.50% 2/1/26	1,790,000	1,919,855
		1,919,855
Packaging & Containers–1.00%
@ARD Finance 6.50% 6/30/27	820,000	871,127
Intertape Polymer Group 4.38% 6/15/29	1,070,000	1,087,773
		1,958,900

LVIP Delaware High Yield Fund–3

LVIP Delaware High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals–1.58%
180 Medical 3.88% 10/15/29	340,000	$ 340,000
Bausch Health 6.25% 2/15/29	1,310,000	1,296,271
Cheplapharm Arzneimittel GmbH 5.50% 1/15/28	935,000	968,726
Organon & Co. 5.13% 4/30/31	475,000	498,916
		3,103,913
Pipelines–6.01%
CNX Midstream Partners 4.75% 4/15/30	485,000	492,505
Crestwood Midstream Partners 5.63% 5/1/27	423,000	435,352
Crestwood Midstream Partners 6.00% 2/1/29	803,000	840,250
DCP Midstream Operating 5.13% 5/15/29	1,365,000	1,535,976
EQM Midstream Partners
4.75% 1/15/31	580,000	603,212
6.50% 7/1/27	385,000	433,029
Genesis Energy
7.75% 2/1/28	1,040,000	1,039,022
8.00% 1/15/27	1,480,000	1,498,500
NuStar Logistics
6.00% 6/1/26	1,022,000	1,103,760
6.38% 10/1/30	1,052,000	1,157,200
Targa Resources Partners
4.00% 1/15/32	1,230,000	1,271,144
4.88% 2/1/31	775,000	836,031
Western Gas Partners 4.75% 8/15/28	485,000	528,788
		11,774,769
Real Estate Investment Trusts–1.27%
Iron Mountain 5.25% 7/15/30	1,030,000	1,093,067
MGM Growth Properties Operating Partnership 3.88% 2/15/29	765,000	814,725
XHR 4.88% 6/1/29	555,000	570,035
		2,477,827
Retail–3.54%
Bath & Body Works
6.88% 11/1/35	590,000	740,450
6.95% 3/1/33	666,000	785,880
9.38% 7/1/25	222,000	281,660
Bloomin' Brands / OSI Restaurant Partners 5.13% 4/15/29	1,010,000	1,050,764
Foot Locker 4.00% 10/1/29	530,000	531,325
Murphy Oil 3.75% 2/15/31	905,000	910,656
PetSmart 7.75% 2/15/29	1,090,000	1,189,463
White Cap Buyer 6.88% 10/15/28	1,365,000	1,440,075
		6,930,273
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors–0.26%
Qorvo 3.38% 4/1/31	490,000	$ 516,656
		516,656
Software–2.59%
Black Knight InfoServ 3.63% 9/1/28	805,000	809,025
Camelot Finance 4.50% 11/1/26	855,000	888,131
Clarivate Science Holdings 4.88% 7/1/29	1,305,000	1,307,545
MSCI 3.63% 11/1/31	950,000	988,546
SS&C Technologies 5.50% 9/30/27	1,024,000	1,081,275
		5,074,522
Telecommunications–7.66%
Altice France 5.50% 10/15/29	1,415,000	1,400,684
Altice France Holding 6.00% 2/15/28	1,420,000	1,363,874
=Century Communication 9.50% 6/26/27	2,820,000	0
Cincinnati Bell 7.00% 7/15/24	1,140,000	1,160,212
Connect Finco 6.75% 10/1/26	1,540,000	1,611,225
Consolidated Communications
5.00% 10/1/28	445,000	459,463
6.50% 10/1/28	445,000	483,381
Front Range BidCo 6.13% 3/1/28	1,540,000	1,561,221
Frontier Communications 5.88% 10/15/27	515,000	547,188
Level 3 Financing 4.25% 7/1/28	1,045,000	1,053,078
Sable International Finance 5.75% 9/7/27	630,000	661,500
Sprint
7.13% 6/15/24	405,000	460,971
7.63% 3/1/26	555,000	672,507
7.88% 9/15/23	1,250,000	1,396,687
Sprint Capital 8.75% 3/15/32	200,000	298,772
T-Mobile USA
3.38% 4/15/29	515,000	537,274
3.50% 4/15/31	290,000	305,844
Vmed O2 UK Financing I 4.75% 7/15/31	1,000,000	1,021,680
		14,995,561
Transportation–0.96%
Carriage Purchaser 7.88% 10/15/29	355,000	353,944
Seaspan 5.50% 8/1/29	1,500,000	1,530,330
		1,884,274
Total Corporate Bonds (Cost $164,663,326)		171,380,587

LVIP Delaware High Yield Fund–4

LVIP Delaware High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS–10.41%
•Air Canada 4.25% (LIBOR03M + 3.50%) 8/11/28	357,000	$ 358,189
•Applied Systems 6.25% (LIBOR03M + 5.50%) 9/19/25	2,923,086	2,958,046
•Directv Financing 5.75% (LIBOR03M + 5.00%) 7/22/27	685,000	685,212
•Epicor Software Corporation 8.75% (LIBOR01M + 7.75%) 7/31/28	725,600	744,647
•Frontier Communications 4.50% (LIBOR03M + 3.75%) 5/1/28	374,063	373,243
•Gainwell Acquisition 4.75% (LIBOR03M +4.00%) 10/1/27	1,054,351	1,055,890
•Global Medical Response 5.75% (LIBOR03M + 4.75%) 10/2/25	1,461,655	1,466,040
Green Energy Partners
∞0.00% 11/13/21	130,564	118,813
•6.50% (LIBOR03M + 5.50%) 11/12/21	489,907	445,816
•Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27	960,300	963,306
Informatica 7.13% 2/25/25	1,046,000	1,059,598
•Peraton Holding 4.50% (LIBOR01M + 3.75%) 2/1/28	985,050	985,208
•Schweitzer-Mauduit International 4.50% (LIBOR01M + 3.75%) 2/9/28	478,800	478,202
•Solenis Holdings 8.58% (LIBOR01M + 8.50%) 6/26/26	1,539,882	1,537,002
Sovos Compliance
✠•0.00% 8/11/28	41,233	41,456
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
Sovos Compliance (continued)
•5.00% (LIBOR03M + 4.50%) 8/11/28	238,767	$ 240,061
•Surgery Center Holdings 4.50% (LIBOR01M + 3.75%) 8/31/26	965,168	966,105
•Tecta America 9.25% (LIBOR01M + 8.50%) 4/1/28	560,000	557,200
•Ultimate Software Group 7.50% (LIBOR03M + 6.75%) 5/3/27	1,794,000	1,822,399
•Vantage Specialty Chemicals
4.50% (LIBOR03M + 3.50%) 10/28/24	308,402	302,169
9.25% (LIBOR03M + 8.25%) 10/27/25	787,000	760,832
•Verscend Holding 4.08% (LIBOR01M + 4.00%) 8/27/25	1,972,421	1,974,058
•Vision Solutions 8.00% (LIBOR03M + 7.25%) 4/23/29	500,000	499,790
Total Loan Agreements (Cost $20,296,116)		20,393,282

	Number of Shares
MONEY MARKET FUND–2.40%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	4,710,606	4,710,606
Total Money Market Fund (Cost $4,710,606)		4,710,606

TOTAL INVESTMENTS–100.32% (Cost $189,670,048)	196,484,475

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.32%)	(632,811)
NET ASSETS APPLICABLE TO 39,529,941 SHARES OUTSTANDING–100.00%	$195,851,664

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2021. Rate will reset at a future date.
@ PIK. 100% of the income received was in the form of additional par.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
LVIP Delaware High Yield Fund–5

LVIP Delaware High Yield Fund
Schedule of Investments (continued)
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
∞ Delayed settlement. Interest rate to be determined upon settlement date.
✠ All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 1 in the Notes to Financial Statements for more information regarding unfunded loan commitments.

Summary of Abbreviations:
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
MSCI–Morgan Stanley Capital International
See accompanying notes.
LVIP Delaware High Yield Fund–6

LVIP Delaware High Yield Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware High Yield Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Schedule of Investments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Delaware High Yield Fund–7

LVIP Delaware High Yield Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds
Advertising	$—	$2,524,920	$—	$2,524,920
Aerospace & Defense	—	2,553,870	—	2,553,870
Airlines	—	3,206,048	—	3,206,048
Apparel	—	931,220	—	931,220
Auto Manufacturers	—	5,381,949	—	5,381,949
Banks	—	7,937,210	—	7,937,210
Chemicals	—	6,096,777	—	6,096,777
Commercial Services	—	9,198,033	—	9,198,033
Diversified Financial Services	—	6,542,321	—	6,542,321
Electric	—	2,665,126	—	2,665,126
Electrical Components & Equipment	—	749,296	—	749,296
Electronics	—	1,048,488	—	1,048,488
Engineering & Construction	—	1,860,775	—	1,860,775
Entertainment	—	3,051,019	—	3,051,019
Environmental Control	—	942,012	—	942,012
Food	—	2,346,712	—	2,346,712
Forest Products & Paper	—	578,063	—	578,063
Health Care Products	—	2,247,858	—	2,247,858
Health Care Services	—	8,410,157	—	8,410,157
Holding Companies-Diversified	—	341,402	—	341,402
Home Builders	—	1,248,176	—	1,248,176
Insurance	—	3,090,751	—	3,090,751
Internet	—	951,600	—	951,600
Investment Company Security	—	625,250	—	625,250
Iron & Steel	—	1,062,490	—	1,062,490
Leisure Time	—	6,329,153	—	6,329,153
Lodging	—	2,385,566	—	2,385,566
Machinery Construction & Mining	—	1,124,331	—	1,124,331
Machinery Diversified	—	1,360,287	—	1,360,287
Media	—	12,391,060	—	12,391,060
Metal Fabricate & Hardware	—	1,542,625	—	1,542,625
Mining	—	7,222,187	—	7,222,187
Oil & Gas	—	12,797,305	—	12,797,305
Oil & Gas Services	—	1,919,855	—	1,919,855
Packaging & Containers	—	1,958,900	—	1,958,900
Pharmaceuticals	—	3,103,913	—	3,103,913
Pipelines	—	11,774,769	—	11,774,769
Real Estate Investment Trusts	—	2,477,827	—	2,477,827
Retail	—	6,930,273	—	6,930,273
Semiconductors	—	516,656	—	516,656
Software	—	5,074,522	—	5,074,522
Telecommunications	—	14,995,561	0*	14,995,561
Transportation	—	1,884,274	—	1,884,274
Loan Agreements	—	20,393,282	—	20,393,282
Money Market Fund	4,710,606	—	—	4,710,606
Total Investments	$4,710,606	$191,773,869	$—	$196,484,475

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended September 30, 2021, there were no material transfers to or from Level 3 investments.
LVIP Delaware High Yield Fund–8